Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Disclosure of Detailed Information About Trade and Other Receivables Explanatory
(1)	Details of trade and other receivables as of December 31, 2023 and 2022 are as follows:

(In millions of won)	December 31, 2023
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable – trade	~~W~~	2,221,266	(242,734)	1,978,532
Short-term loans		78,824	(695)	78,129
Accounts receivable – other(*)		375,748	(31,398)	344,350
Accrued income		4,295	—	4,295
Guarantee deposits (Other current assets)		129,357	—	129,357

		2,809,490	(274,827)	2,534,663
Non-current assets:
Long-term loans		71,847	(41,392)	30,455
Long-term accounts receivable – other(*)		314,409	(1,878)	312,531
Guarantee deposits		157,163	(300)	156,863
Long-term accounts receivable – trade (Other non-current assets)		12,320	(3)	12,317

		555,739	(43,573)	512,166

	~~W~~	3,365,229	(318,400)	3,046,829

(*)	Gross and carrying amounts of accounts receivable – other as of December 31, 2023 include ~~W~~ 273,945 million of financial instruments classified as fair value through profit or loss (“FVTPL”).

(In millions of won)	December 31, 2022
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable – trade	~~W~~	2,205,530	(234,919)	1,970,611
Short-term loans		79,298	(708)	78,590
Accounts receivable – other(*)		522,091	(42,310)	479,781
Accrued income		1,732	—	1,732
Guarantee deposits (Other current assets)		113,204	—	113,204

		2,921,855	(277,937)	2,643,918
Non-current assets:
Long-term loans		71,857	(44,884)	26,973
Long-term accounts receivable – other(*)		375,829	(1,878)	373,951
Guarantee deposits		167,741	(300)	167,441
Long-term accounts receivable – trade (Other non-current assets)		14,165	(4)	14,161

		629,592	(47,066)	582,526

	~~W~~	3,551,447	(325,003)	3,226,444

(*)	Gross and carrying amounts of accounts receivable – other as of December 31, 2022 include ~~W~~ 332,669 million of financial instruments classified as fair value through profit or loss (“FVTPL”).

Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs
(2)	Changes in the loss allowance on accounts receivable – trade measured at amortized costs for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	Beginning balance		Impairment	Write-offs(*)	Collection of receivables previously written-off	Business combination	Ending balance
2023	~~W~~	234,923	37,906	(40,236)	10,144	—	242,737
2022	~~W~~	238,881	27,053	(42,296)	11,282	3	234,923

(*)	The Group writes off the trade and other receivables that are determined to be uncollectable due to reasons such as termination of operations or bankruptcy.

Summary of Loss Allowance on Accounts Receivable - Trade
(3)
The Group applies the practical expedient that allows the Group to estimate the loss allowance for accounts receivable – trade at an amount equal to the lifetime expected credit losses. The expected credit losses include the forward-looking information. To make the assessment, the Group uses its historical credit loss experience over the past three years and classifies the accounts receivable – trade by their credit risk characteristics and days overdue. Details of loss allowance on accounts receivable – trade as of December 31, 2023 are as follows:

(In millions of won)
		Less than 6 months		6 months ~ 1 year	1 ~ 3 years	More than 3 years
Telecommunications service revenue	Expected credit loss rate		1.51%	69.24%	88.55%	99.99%
	Gross amount	~~W~~	1,467,781	48,329	139,925	21,545
	Loss allowance		22,130	33,461	123,906	21,542

Other revenue	Expected credit loss rate		2.30%	28.27%	53.39%	93.51%
	Gross amount	~~W~~	516,401	4,100	11,378	24,127
	Loss allowance		11,903	1,159	6,075	22,561